Note 11 - Deposits - Certificate Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Remaining term to maturity	$ 102,700	$ 98,845
Total certificates, weighted average rate	0.61%	0.53%
One to Six Months [Member]
Remaining term to maturity	$ 32,418	$ 36,040
Total certificates, weighted average rate	0.36%	0.44%
Seven to Twelve Months [Member]
Remaining term to maturity	$ 25,424	$ 26,019
Total certificates, weighted average rate	0.45%	0.37%
Thirteen to Thirty Six Months [Member]
Remaining term to maturity	$ 36,111	$ 28,706
Total certificates, weighted average rate	0.81%	0.65%
Over Thirty Six Months [Member]
Remaining term to maturity	$ 8,747	$ 8,080
Total certificates, weighted average rate	1.18%	1.05%